Other Income and Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component Of Other Income [Line Items]
Total other income	$ 149	$ 100	$ 458
Reduction in interest and penalties associated with federal tax debts at Eletropaulo and Sul as a result of the Refis program			165
Gross impact of Eletropaulo swap liability gain		62
Net impact of Eletropaulo swap liability gain after tax and noncontrolling interests		9
Net impact of Eletropaulo tax credit settlement after noncontrolling interests			44
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	154	234	104
Loss recognized on receipt of bonds from the Dominican Republic government.	18		13
Par value of Dominican Republic government bonds received.			110
Loss on retirement of debt	(62)	(34)	6
Parent Company
Component Of Operating Other Cost And Expense [Line Items]
Loss on retirement of debt	15
Loss On Sale And Disposal Of Assets [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	68	84	33
Gener Gas Settlement [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	0	72	0
Loss On Extinguishment Of Debt [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	62	37	0
Loss On Extinguishment Of Debt [Member] | IPL Subsidiary [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	36
Loss On Extinguishment Of Debt [Member] | Gener Subsidiary [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	15
Wind Generation Transaction Costs [Member]
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	0	22	0
Other Member
Component Of Operating Other Cost And Expense [Line Items]
Total other expense	24	19	71
Gain On Extinguishment Of Tax And Other Liabilities [Member]
Component Of Other Income [Line Items]
Total other income	14	62	168
Tax Credit Settlement [Member]
Component Of Other Income [Line Items]
Total other income	31	0	129
Performance Incentive Fee [Member]
Component Of Other Income [Line Items]
Total other income	0	0	80
Gain on sale of assets
Component Of Other Income [Line Items]
Total other income	47	12	14
Other Income Other [Member]
Component Of Other Income [Line Items]
Total other income	$ 57	$ 26	$ 67